Condensed financial information of the Company (Tables)	6 Months Ended
Sep. 30, 2021
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

Condensed balance sheets

	As of
	September 30, 2021	March 31, 2021
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$4,185,591	$2,736,708
Deferred expenses	23,811	50,562
Prepayments and other current assets	4,916,222	5,789,634
Investment in subsidiaries and VIE	42,852,027	38,701,420
TOTAL ASSETS	$51,977,651	$47,278,324
Amounts due to related parties	1,297	252,602
Amounts due to subsidiaries and VIE	953,742	897,835
Accrued expenses	330,898	562,715
TOTAL LIABILITIES	$1,285,937	$1,713,152
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of September 30, 2021 and March 31, 2021, respectively	2,980	2,400
Additional paid-in capital	18,055,407	13,415,987
Statutory reserve	746,323	745,590
Accumulated profits	30,375,080	30,419,177
Accumulated other comprehensive income	1,511,924	982,018
Total shareholders’ equity	$50,691,714	$45,565,172

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2021	2020
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(1,587,311)	$(1,008,264)
Share of profit in subsidiaries and VIE	1,600,703	5,400,957
Foreign currency exchange loss	(55,907)	—
Others, net	(849)	—
(Loss)/Income before income tax provision	(43,364)	4,392,693
Provision for income tax	—	—
Net (loss)/profit	$(43,364)	$4,392,693

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2021	2020
Net (loss)/income	$(43,364)	$4,392,693
Other comprehensive income	529,906	1,246,805
Total comprehensive income	$486,542	$5,639,498

Condensed cash flow

	For the six months ended
	September 30,
	2021	2020
Net cash provided by operating activities	$3,468,883	$—
Net cash used in investing activities	(2,020,000)	—
Net cash provided by financing activities	—	—
Net cash inflow	$1,448,883	$—